Summary of Significant Accounting Policies - Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Totals	2,068,500	1,850,000	1,755,000	1,050,000
Options to Purchase Common Stock [Member]
Totals	968,500	1,050,000	955,000	1,050,000
Convertible Debt [Member]
Totals	1,100,000	800,000	800,000